Stock Option Compensation - Summary of Stock Option Transactions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted	926,384	0
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Available, Beginning balance	124,824
Options Available, Granted	(926,384)
Options Available, Forfeited	93,979
Options Available, Ending balance	606,061
Number of Shares, Outstanding, Beginning balance	239,606
Number of Shares, Granted	926,384
Number of Shares, Forfeited	(93,979)
Number of Shares, Outstanding, Ending balance	1,072,011
Average Exercise Price, Beginning balance	3.36
Average Exercise Price, Granted	7.15
Average Exercise Price, Forfeited	6.75
Average Exercise Price, Ending balance	6.34
Weighted Average Grant Date Fair Value Per Option, Granted	1.03
Weighted Average Grant Date Fair Value Per Option, Forfeited	1.03
Stock Options [Member] | 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Available, Authorized	1,437,165
Stock Options [Member] | Closed 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Available, Expired	(123,523)